REGULATORY CAPITAL MATTERS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
REGULATORY CAPITAL MATTERS [Abstract]
Expected dividend	$ 6,062
Retained Net Profit Available for Distribution Period	2 years